CASH AND DUE FROM BANKS, Composition of the funds (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 PEN (S/) Overnight deposits	Dec. 31, 2023 PEN (S/) Overnight deposits Deposit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Legal cash requirements [Abstract]
Deposits with Central Reserve Bank of Peru	[1]	S/ 21,665,571	S/ 21,182,492
Deposits with Central Bank of Bolivia		1,414,889	1,352,378
Deposits with Republic Bank of Colombia		0	45,091
Cash in vaults of Bank		4,420,164	4,490,602
Total legal cash requirements		27,500,624	27,070,563
Additional funds [Abstract]
Overnight deposits with Central Reserve Bank of Peru	[2]	14,049,388	1,546,478
Term deposits with Central Reserve Bank of Peru	[3]	240,000	0
Cash in vaults of Bank and others		472,080	736,844
Other Deposits BCRP		710,522	944,807
Total additional funds		15,471,990	3,228,129
Total		S/ 42,972,614	S/ 30,298,692
Information related to legal cash requirements and additional funds [Abstract]
Implicit interest rate, domestic		5.61%	6.01%	5.61%	6.01%
Implicit interest rate, foreign		34.60%	34.87%	34.60%	34.87%
Additional reserve funds		S/ 564,600		$ 150.0
Number of overnight deposits | Overnight deposits		4	4
Overnight deposits equivalents to Sol currency		S/ 435,000	S/ 1,160,000
Overnight deposits		S/ 13,614,400	S/ 386,500	$ 3,617.0	$ 104.2
Interest rate on overnight deposits		3.00%	4.00%	3.00%	4.00%
Maturity period of overnight deposits		3 days	5 days
Number of term deposits | Deposit			0
Cash deposits with local and Foreign Banks		S/ 0	S/ 0
Minimum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru		4.81%
Maximum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru		4.84%
The Soles [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		2	2
US Dollars [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		2	2
Interest rate on overnight deposits		4.44%	5.34%	4.44%	5.34%

[1]	As of December 31, 2024 cash and deposits that generate interest subject to legal cash requirements in Peru in local and foreign currency are subject to an implicit rate of 5.61 percent and 34.60 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (6.01 percent and 34.87 percent, respectively, as of December 31, 2023)
[2]	As of December 31, 2024, the Group maintains four “overnight” deposits with the BCRP, of which two is denominated in soles in amount of S/435.0 million and two in U.S. Dollar for a total of US$3,617.0 million, equivalent to S/13,614.4 million. To that date, the deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 3.00 percent and 4.44 percent, respectively, and have maturities at 3 days.
[3]	As of December 31, 2024, the Group maintain term deposits with the BCRP for an amount of S/240.0 million, accruing interest at an annual rate between 4.81 to 4.84 percent. As of December 31, 2023, the Bank and its Subsidiaries did not maintain term deposits with the BCRP.